Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's sales attributable to U.S. customers and foreign customers
Net sales	$ 13,158	$ 13,390	$ 13,147
U.S. [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	11,068	11,490	11,208
Canada [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	328	305	283
United Kingdom [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	310	231	172
Germany [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	246	215	276
Australia [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	118	164	176
Italy [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	98	68	76
South Korea [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	93	100	132
China [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	73	65	63
Other [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	824	752	761
Total Foreign [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	$ 2,090	$ 1,900	$ 1,939